AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 27, 2001
                                                              File No. 33-45671
                                                              File No. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                              [ ]
                         POST-EFFECTIVE AMENDMENT NO. 39                    [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                           [ ]
                                AMENDMENT NO. 41                            [X]

                                STI CLASSIC FUNDS
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 2 Oliver Street
                           Boston, Massachusetts 02109
-------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734
                                                           --------------
                                 James R. Foggo
                               C/o SEI Corporation
                            Oaks, Pennsylvania 19456
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                            W. John McGuire
Morgan, Lewis & Bockius LLP                          Morgan, Lewis & Bockius LLP
1701 Market Street                                   1800 M Street, N.W.
Philadelphia, PA  19103                              Washington, DC  20036

   It is proposed that this filing become effective (check appropriate box):

           [ ] Immediately upon filing pursuant to paragraph (b)
           [ ] On [date] pursuant to paragraph (b)
           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [X] On October 1, 2001 pursuant to  paragraph  (a)(1)
           [ ] 75 days after  filing  pursuant  to  paragraph (a)(2)
           [ ] On [date] pursuant to paragraph (a) of Rule 485.

                                STI CLASSIC FUNDS

                                  EQUITY FUNDS
                                  TRUST SHARES

                                   PROSPECTUS
                                 OCTOBER 1, 2001

                                  BALANCED FUND
                            CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                         INFORMATION AND TECHNOLOGY FUND
                    (FORMERLY, E-COMMERCE OPPORTUNITY FUND)
                            INTERNATIONAL EQUITY FUND
                         INTERNATIONAL EQUITY INDEX FUND
                               MID-CAP EQUITY FUND
                           SMALL CAP GROWTH STOCK FUND
                           SMALL CAP VALUE EQUITY FUND
                         TAX SENSITIVE GROWTH STOCK FUND
                             VALUE INCOME STOCK FUND

                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

                           THE SECURITIES AND EXCHANGE
                         COMMISSION HAS NOT APPROVED OR
                         DISAPPROVED THESE SECURITIES OR
                  PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                  PAGE
     BALANCED FUND................................................XXX
     CAPITAL APPRECIATION FUND....................................XXX
     GROWTH AND INCOME FUND.......................................XXX
     INFORMATION AND TECHNOLOGY FUND..............................XXX
     INTERNATIONAL EQUITY FUND....................................XXX
     INTERNATIONAL EQUITY INDEX FUND..............................XXX
     MID-CAP EQUITY FUND..........................................XXX
     SMALL CAP GROWTH STOCK FUND..................................XXX
     SMALL CAP VALUE EQUITY FUND..................................XXX
     TAX SENSITIVE GROWTH STOCK FUND..............................XXX
     VALUE INCOME STOCK FUND......................................XXX
     MORE INFORMATION ABOUT RISK..................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS......................XXX
     INVESTMENT ADVISER...........................................XXX
     PORTFOLIO MANAGERS...........................................XXX
     PURCHASING AND SELLING FUND SHARES...........................XXX
     DIVIDENDS AND DISTRIBUTIONS..................................XXX
     TAXES........................................................XXX
     FINANCIAL HIGHLIGHTS.........................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS........................................Back Cover

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

BALANCED FUND

FUND SUMMARY

INVESTMENT GOALS                Capital appreciation and current income

INVESTMENT FOCUS
  PRIMARY                       U.S. common stocks
  SECONDARY                     Bonds

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with a history of
                                earnings growth and bonds with minimal risk

INVESTOR PROFILE                Investors who want income from their investment,
                                as well as an increase in its value


INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                                1995              25.51%
                                1996              12.13%
                                1997              21.14%
                                1998              19.55%
                                1999               4.66%
                                2000              XX.XX%

                          BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                          (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE S&P 500 INDEX.

TRUST SHARES                                        1 YEAR         5 YEARS           SINCE INCEPTION
----------------------------------------------------------------------------------------------------
BALANCED FUND                                       XX.XX%         XX.XX%            XX.XX%*
LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX        XX.XX%         XX.XX%            XX.XX%**
S&P 500 INDEX                                       XX.XX%         XX.XX%            XX.XX%**

*        Since 1/3/94
**       Since 1/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                   0.95%
Other Expenses                                             X.XX%
Total Annual Fund Operating Expenses                       X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

      Balanced Fund -- Trust Shares                               X.XX%



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR            3 YEARS            5 YEARS           10 YEARS
$XXX              $XXX               $XXX              $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                       Capital appreciation

INVESTMENT FOCUS                      U.S. common stocks

SHARE PRICE VOLATILITY                Moderate

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies with above
                                      average growth potential

INVESTOR PROFILE                      Investors who want the value of their
                                      investment to grow, but do not need to
                                      receive income on their investment


INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                               1993               9.89%
                               1994              -7.41%
                               1995              31.15%
                               1996              20.31%
                               1997              31.13%
                               1998              28.06%
                               1999               9.71%
                               2000              XX.XX%

                          BEST QUARTER              WORST QUARTER
                             XX.XX%                    XX.XX%
                          (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES                       1 YEAR       5 YEARS       SINCE INCEPTION
-----------------------------------------------------------------------------
CAPITAL APPRECIATION FUND          XX.XX%       XX.XX%        XX.XX%*
S&P 500 INDEX                      XX.XX%       XX.XX%        XX.XX%*

*        Since 7/1/92
**       Since 6/30/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            1.15%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

       Capital Appreciation Fund -- Trust Shares                   X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR               3 YEARS           5 YEARS           10 YEARS
$XXX                 $XXX              $XXX              $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT FOCUS
  PRIMARY                         Long-term capital appreciation
  SECONDARY                       Current income

INVESTMENT FOCUS                  Equity securities

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify securities of companies
                                  with market capitalizations of at least $1 billion with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole.

INVESTOR PROFILE                  Investors who are looking for capital
                                  appreciation potential and income with less volatility than the equity markets as a whole


INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stock and listed American Depositary Receipts (ADRs), of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                            1993              10.20%
                            1994              -0.81%
                            1995              29.38%
                            1996              19.06%
                            1997              27.69%
                            1998              18.20%
                            1999              14.17%
                            2000              XX.XX%

                         BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                          (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES                    1 YEAR          5 YEARS        SINCE INCEPTION
------------------------------------------------------------------------------
GROWTH AND INCOME FUND          XX.XX%          XX.XX%         XX.XX%*
S&P 500/BARRA VALUE INDEX       XX.XX%          XX.XX%         XX.XX%**

*        Since 9/26/92
**       Since 9/30/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            0.90%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS            5 YEARS          10 YEARS
$XXX                   $XXX               $XXX             $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INFORMATION AND TECHNOLOGY FUND

FUND SUMMARY

INVESTMENT GOAL                      Long-term capital growth

INVESTMENT FOCUS                     Common stocks of companies benefiting from
                                     information and technology

SHARE PRICE VOLATILITY               Very high

PRINCIPAL INVESTMENT STRATEGY        Attempts to identify companies benefiting
                                     from technology and information to achieve above average growth

INVESTOR PROFILE                     Aggressive investors with long-term
                                     investment goals who are willing to accept significant volatility for the possibility of higher returns


INVESTMENT STRATEGY

The Information and Technology Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser focuses on "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund's net asset value ("NAV") may be more volatile than other, broadly diversified equity funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                             2000              XX.XX%

                        BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                         (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE GOLDMAN SACHS E-COMMERCE INDEX.

TRUST SHARES                             1 YEAR         SINCE INCEPTION
------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND           XX.XX%         XX.XX%*
GOLDMAN SACHS E-COMMERCE INDEX            XX.XX%         XX.XX%**

*        Since 9/26/92
**       Since 9/30/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Goldman Sachs E-Commerce Index is an index of companies that must generate a majority of their revenue online, operate as virtual companies outside of the traditional bricks and mortar framework or be key e-commerce infrastructure providers.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                               TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            1.10%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                3 YEARS           5 YEARS            10 YEARS
$XXX                  $XXX              $XXX               $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   Foreign common stocks

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify companies with good
                                   fundamentals or a history of consistent
                                   growth

INVESTOR PROFILE                   Investors who want an increase in the value
                                   of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks


INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other equity market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the


                                 Page 16 or 49
value of those currencies compared to the U.S. dollar may affect
(positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                             1996              22.08%
                             1997              13.35%
                             1998              11.22%
                             1999               9.47%
                             2000              XX.XX%

                         BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                          (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX.

TRUST SHARES                         1 YEAR       5 YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            XX.XX%       XX.XX%        XX.XX%*
MSCI EAFE INDEX                      XX.XX%       XX.XX%        XX.XX%*

*        Since 1/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            1.25%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR             3 YEARS        5 YEARS        10 YEARS
$XXX               $XXX           $XXX           $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                    Investment results that correspond to the
                                   performance of the MSCI EAFE-GDP Weighted
                                   Index

INVESTMENT FOCUS                   Foreign common stocks in MSCI EAFE-GDP
                                   Weighted Index

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Statistical analysis to track the Index

INVESTOR PROFILE                   Aggressive investors who want exposure to
                                   foreign markets and are willing to accept the increased risks of foreign investing for the possibility of higher returns


INVESTMENT STRATEGY

The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI EAFE-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the Index.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity markets or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                              1995              10.73%
                              1996              6.04%
                              1997              8.99%
                              1998              30.02%
                              1999              30.66%
                              2000              XX.XX%

                          BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                          (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE MORGAN STANLEY CAPITAL, INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST - GROSS DOMESTIC PRODUCT (MSCI EAFE-GDP) WEIGHTED INDEX.

TRUST SHARES                        1 YEAR        5 YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND     XX.XX%        XX.XX%        XX.XX%*
MSCI EAFE-GDP WEIGHTED INDEX
(PRICE RETURN)                      XX.XX%        XX.XX%        XX.XX%**

*        Since 6/6/94
**       Since 5/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Weighted Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated by the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            0.90%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

International Equity Index Fund -- Trust Shares             X.XX%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                3 YEARS              5 YEARS           10 YEARS
$XXX                  $XXX                 $XXX              $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation

INVESTMENT FOCUS                    U.S. mid-cap common stocks

SHARE PRICE VOLATILITY              Moderate to high

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies with above
                                    average growth potential at an attractive price

INVESTOR PROFILE                    Investors who want the value of their
                                    investment to grow and who are willing to accept more volatility for the possibility of higher returns


INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index) and that have above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, mid-cap common stocks, may underperform other equity market segments or the equity markets as a whole.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                          1995              31.22%
                          1996              15.42%
                          1997              21.23%
                          1998               6.48%
                          1999              16.14%
                          2000              XX.XX%

                        BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                         (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P MID CAP 400 INDEX.

TRUST SHARES                     1 YEAR          5 YEARS        SINCE INCEPTION
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND              XX.XX%          XX.XX%         XX.XX%*
S&P MID CAP 400 INDEX            XX.XX%          XX.XX%         XX.XX%**

*        Since 2/2/94
**       Since 1/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Mid Cap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

FUND FEES EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            1.15%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

Mid-Cap Equity Fund -- Trust Shares                         X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR             3 YEARS          5 YEARS             10 YEARS
$XXX               $XXX             $XXX                $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SMALL CAP GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   U.S. small cap common stocks of growth
                                   companies

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Identifies small cap companies with above
                                   average growth potential

INVESTOR PROFILE                   Investors who want the value of their
                                   investment to grow, but do not need
                                   current income


INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


                                 Page 25 or 49

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                              1999              20.55%
                              2000              XX.XX%

                         BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                          (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P SMALL CAP 600 INDEX.

TRUST SHARES                         1 YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND          XX.XX%         XX.XX%*
S&P SMALL CAP 600 INDEX              XX.XX%         XX.XX%**

*        Since 10/8/98
**       Since 9/30/98

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            1.15%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                 3 YEARS              5 YEARS            10 YEARS
$XXX                   $XXX                 $XXX               $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

SMALL CAP VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                          Capital appreciation
  SECONDARY                        Current income

INVESTMENT FOCUS                   U.S. small cap common stocks

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify undervalued small cap
                                   stocks

INVESTOR PROFILE                   Investors who primarily want the value of
                                   their investment to grow, but want to
                                   receive some income from their investment


INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small sized companies (I.E., companies with market capitalizations under $2 billion) that it believes are undervalued in the market.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                           1995              30.99%
                           1996              34.25%
                           1997              32.59%
                           1998             -13.45%
                           1999              -2.72%
                           2000              XX.XX%

                       BEST QUARTER              WORST QUARTER
                           XX.XX%                    XX.XX%
                        (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

TRUST SHARES                         1 YEAR      5 YEARS      SINCE INCEPTION
-----------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND          XX.XX%       XX.XX%      XX.XX%*
RUSSELL 2000 VALUE INDEX             XX.XX%       XX.XX%      XX.XX%*

*        Since 8/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000 Index with lower growth rates and price-to-book ratios.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            1.15%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR                3 YEARS           5 YEARS          10 YEARS
$XXX                  $XXX              $XXX             $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

TAX SENSITIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                Long-term capital growth with nominal dividend
                               income

INVESTMENT FOCUS               U.S. common stocks of growth companies

SHARE PRICE VOLATILITY         Moderate

PRINCIPAL INVESTMENT STRATEGY  Attempts to identify companies that have above average growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions

INVESTOR PROFILE               Investors who want to increase the value of their
                               investment while minimizing taxable capital gains distributions


INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1998, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                             1996              21.04%
                             1997              28.76%
                             1998              31.73%
                             1999              24.74%
                             2000              XX.XX%

                         BEST QUARTER              WORST QUARTER
                            XX.XX%                    XX.XX%
                          (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF S&P 500 INDEX.

TRUST SHARES                                  1 YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND               XX.XX%         XX.XX%*
S&P 500 INDEX                                 XX.XX%         XX.XX%*

*        Since 12/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            1.15%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR             3 YEARS             5 YEARS            10 YEARS
$XXX               $XXX                $XXX               $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VALUE INCOME STOCK FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                          Current income
  SECONDARY                        Capital appreciation

INVESTMENT FOCUS                   U.S. common stocks

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify high dividend-paying,
                                   undervalued stocks

INVESTOR PROFILE                   Investors who are looking for current income
                                   and capital appreciation with less volatility than the average stock fund


INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

The bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                       1991              39.30%
                       1992              20.05%
                       1993              11.14%
                       1994               3.54%
                       1995              35.93%
                       1996              19.46%
                       1997              27.08%
                       1998              10.58%
                       1999              -2.93%
                       2000              XX.XX%

                     BEST QUARTER              WORST QUARTER
                        XX.XX%                    XX.XX%
                      (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/01 TO 6/30/01 WAS X.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE S&P 500/BARRA VALUE INDEX.

TRUST SHARES                 1 YEAR       5 YEARS     10 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND      XX.XX%       XX.XX%      XX.XX%     XX.XX%*
S&P 500/BARRA VALUE INDEX    XX.XX%       XX.XX%      XX.XX%     XX.XX%*

*        Since 10/31/89

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            0.80%
Other Expenses                                                      X.XX%
Total Annual Fund Operating Expenses                                X.XX%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR             3 YEARS             5 YEARS             10 YEARS
$XXX               $XXX                $XXX                $XXX

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include         All Funds
public and privately issued equity
securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of         Balanced Fund
fixed income investments changes in
response to interest rate changes and
other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

      CREDIT RISK -- The possibility             Balanced Fund
      that an issuer will be unable to
      make timely payments of either
      principal or interest.

FOREIGN SECURITY RISKS -- Investments in         Growth and Income Fund
securities of foreign companies or               International Equity Fund
governments can be more volatile than            International Equity Index Fund
investments in U.S. companies or
governments. Diplomatic, political, or
economic developments, including
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally
have less trading volume and less
liquidity than U.S. markets. In
addition, the value of securities
denominated in foreign currencies, and
of dividends from such securities, can
change significantly when foreign
currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S.
companies or governments.

Transaction costs are generally higher
than those in the U.S. and expenses for
custodial arrangements of foreign
securities may be somewhat greater than
typical expenses for custodial
arrangements of similar U.S. securities.
Some foreign governments levy
withholding taxes against dividend and
interest income. Although in some
countries a portion of these taxes are
recoverable, the non-recovered portion
will reduce the income received from the securities comprising the portfolio.


TRACKING ERROR RISK -- Factors such as           International Equity Index Fund
Fund expenses, imperfect correlation
between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the adviser and establishes policies that the adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of July 1, 2001, Trusco had approximately $XX billion in assets under management. For the fiscal period ended May 31, 2001, the Adviser received advisory fees of:

Balanced Fund                                   X.XX%
Capital Appreciation Fund                       X.XX%
Growth and Income Fund                          X.XX%
Information and Technology Fund                 X.XX%
International Equity Fund                       X.XX%
International Equity Index Fund                 X.XX%
Mid-Cap Equity Fund                             X.XX%
Small Cap Growth Stock Fund                     X.XX%
Small Cap Value Equity Fund                     X.XX%
Tax Sensitive Growth Stock Fund                 X.XX%
Value Income Stock Fund                         X.XX%

The Adviser may use its affiliates as brokers for Fund transactions.

Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc. served as the investment adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco Capital Management, Inc. As a result, Trusco now serves as the investment adviser to each STI Classic Fund.

PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Robert J. Rhodes, CFA, Mr. Earl L. Denney, CFA, and Mr. Dave E. West, CFA. Mr. Rhodes manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed-income portion of the Fund. Mr. Rhodes has also managed the Capital Appreciation Fund since June 2000. Mr. Rhodes is an Executive Vice President and head of the Equity Funds group at Trusco. Mr. Rhodes has been employed by Trusco since 1973 and was Director of Research at Trusco from 1980 to 2000. Mr. Rhodes has more than 28 years of investment experience. Mr. West has served as a Managing Director of STI and had worked there since 1985. In January 2000, Mr. West was named Managing Director of SunTrust Bank, and is now a Managing Director of Trusco. Mr. West has more than 15 years of investment experience. Mr. Denney has served as Managing Director of STI since 1983. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco. Mr. Denney has more than 22 years of investment experience.

The Information and Technology Fund has been team managed since June 1, 2001, with Mr. Alan S. Kelley serving as the Lead Portfolio Manager. He has served as Vice President of Trusco and has managed the Fund since it began operating in September 1999. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 7 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Lead Portfolio Manager of the Growth and Income Fund since it began operating in September 1992. From 1992 until July 2000, he served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999 and Managing Director in July 2000.
Mr. Markunas has more than 18 years of investment experience.

The International Equity Index Fund is managed by Mr. Chad Deakins. Mr. Deakins serves as a Vice President of Trusco and has worked there since 1996. He has managed the International Equity Index Fund since February 1999. Mr. Deakins has also managed the International Equity Fund since May 2000. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 7 years of investment experience.

Mr. John Hamlin has served as a Vice President of Trusco since July 2000, after serving as a Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more than 12 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. He has more than 14 years of investment experience.

Mr. Brett Barner, CFA, has served as a Vice President of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Small Cap Value Equity Fund since it began operating in January 1997. He has more than 17 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, served as a Portfolio Manager of Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. Prior to joining Trusco, Mr. Mote served as a Portfolio Manager with SunTrust Banks. He has more than 16 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. Mr. Riddick has more than 19 years of investment experience. Mr. Lewis has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager for STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 10 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m.,

Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY                                      ANNUALLY
----------                                     --------
Balanced Fund                                  International Equity Fund
Capital Appreciation Fund                      International Equity Index Fund
Growth and Income Fund
Information and Technology Fund
Mid-Cap Equity Fund
Small Cap Growth Stock Fund
Small Cap Value Equity Fund
Tax Sensitive Growth Stock Fund
Value Income Stock Fund

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receives your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. Each Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2001, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                               INVESTMENT ADVISER:

                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 2001. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                TABLE OF CONTENTS


THE TRUST..............................................................1
DESCRIPTION OF PERMITTED INVESTMENTS...................................3
STRIPS   .............................................................18
INVESTMENT POLICIES...................................................21
INVESTMENT ADVISER....................................................23
THE ADMINISTRATOR.....................................................28
THE DISTRIBUTOR.......................................................30
THE TRANSFER AGENT....................................................40
THE CUSTODIAN.........................................................41
CODES OF ETHICS.......................................................41
INDEPENDENT PUBLIC ACCOUNTANTS........................................41
LEGAL COUNSEL.........................................................41
TRUSTEES AND OFFICERS OF THE TRUST....................................41
PERFORMANCE INFORMATION...............................................44
COMPUTATION OF YIELD..................................................44
CALCULATION OF TOTAL RETURN...........................................49
PURCHASING SHARES.....................................................54
REDEEMING SHARES......................................................54
DETERMINATION OF NET ASSET VALUE......................................55
TAXES    .............................................................56
FUND TRANSACTIONS.....................................................59
TRADING PRACTICES AND BROKERAGE.......................................59
DESCRIPTION OF SHARES.................................................65
SHAREHOLDER LIABILITY.................................................65
LIMITATION OF TRUSTEES' LIABILITY.....................................66
5% AND 25% SHAREHOLDERS...............................................66
FINANCIAL STATEMENTS..................................................66
APPENDIX ............................................................A-1

THE TRUST

STI Classic Funds (the "Trust") is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Funds through one, two or three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." This Statement of Additional Information relates to each class of the following Funds:


--------------------------------------------------------------------------------
                               TRUST SHARES     INVESTOR SHARES     FLEX SHARES
--------------------------------------------------------------------------------
EQUITY FUNDS
--------------------------------------------------------------------------------
Capital Appreciation Fund           |X|               |X|                |X|
--------------------------------------------------------------------------------
Growth and Income Fund              |X|               |X|                |X|
--------------------------------------------------------------------------------
Information and Technology Fund     |X|               |X|                |X|
--------------------------------------------------------------------------------
International Equity Fund           |X|               |X|                |X|
--------------------------------------------------------------------------------
International Equity Index Fund     |X|               |X|                |X|
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                 |X|               |X|                |X|
--------------------------------------------------------------------------------
Small Cap Value Equity Fund         |X|                                  |X|
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund         |X|               |X|                |X|
--------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund     |X|                                  |X|
--------------------------------------------------------------------------------
Value Income Stock Fund             |X|               |X|                |X|
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
Balanced Fund                       |X|               |X|                |X|
--------------------------------------------------------------------------------
BOND FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TRUST SHARES     INVESTOR SHARES     FLEX SHARES
--------------------------------------------------------------------------------
High Income Fund                    |X|                                  |X|
--------------------------------------------------------------------------------
Investment Grade Bond Fund          |X|               |X|                |X|
--------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                     |X|               |X|                |X|
--------------------------------------------------------------------------------
Short-Term Bond Fund                |X|               |X|                |X|
--------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                     |X|               |X|                |X|
--------------------------------------------------------------------------------
U.S. Government Securities Fund     |X|               |X|                |X|
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUNDS
--------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund        |X|               |X|                |X|
--------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund        |X|               |X|                |X|
--------------------------------------------------------------------------------
Investment Grade Tax-Exempt
Bond Fund                           |X|               |X|                |X|
--------------------------------------------------------------------------------
Maryland Municipal Bond Fund        |X|                                  |X|
--------------------------------------------------------------------------------
Virginia Intermediate Municipal
Bond Fund                           |X|               |X|
--------------------------------------------------------------------------------
Virginia Municipal Bond Fund        |X|                                  |X|
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Prime Quality Money Market Fund     |X|               |X|                |X|
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund        |X|               |X|
--------------------------------------------------------------------------------
U.S. Government Securities
Money Market Fund                   |X|               |X|
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund     |X|
--------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund |X|               |X|
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               TRUST SHARES     INVESTOR SHARES     FLEX SHARES
--------------------------------------------------------------------------------
LIFE VISION FUNDS
--------------------------------------------------------------------------------
Life Vision Moderate Growth Fund    |X|
--------------------------------------------------------------------------------
Life Vision Growth and Income Fund  |X|
--------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund  |X|
--------------------------------------------------------------------------------

These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.


DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EURO-DOMINATED SECURITIES

Effective January 1, 1999, 11 of the 15 member states of the European Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each Fund will treat the euro as a separate currency from that of any member state.

Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which a Fund may invest insofar as price sources based upon current currencies of the member states will be replaced, and market conventions, such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.

The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short- and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each Fund's euro-denominated investments.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS

Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets;

prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index and International Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index and International Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index and International Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

         (i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

         (ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

         (iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

         (iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including:

(i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

    Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

    Private Pass-Through Securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

    CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. any CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

    REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

    Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

    Stripped Mortgage-Backed Securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

    The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

    Determining Maturities of Mortgage-Backed Securities: Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

     Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

     Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

     Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Fund's investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in
Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESOURCE RECOVERY BONDS

The Virginia Tax-Free Money Market Fund and the municipal bond funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. The Funds may invest in restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the money market funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Trust's Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

All Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Further, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the Federal Book-Entry System. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counter party's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. An obligation a Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Funds will enter into swaps only with counter parties believed to be creditworthy.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Agencies of the U.S. government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the U.S. government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through STRIPS or CUBES.

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT POLICIES

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

     1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities.

     4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), except as permitted by rule, regulation or order of the Securities and Exchange Commission.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies who principal business activities are in the same industry.

                  5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

                  5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
         (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental and may be changed with respect to any Fund by the Board of Trustees.

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

No Life Vision Fund currently intends to sell securities short.

No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER

The investment adviser makes investment decisions for the STI Classic Funds (hereon, the "Funds") and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser ("Adviser") to the Funds. As of July 1, 2001, Trusco had approximately $_________ in assets under management.

Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc. served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000 SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements.

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, Trusco is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of:

--------------------------------------------------------------------------------
FUND:                                                      ADVISORY FEE:
--------------------------------------------------------------------------------
Balanced Fund                                              0.95%

Capital Appreciation Fund                                  1.15%

Information and Technology Fund                            1.10%

Florida Tax-Exempt Bond Fund                               0.65%

Georgia Tax-Exempt Bond Fund                               0.65%

Growth and Income Fund                                     0.90%

High Income Fund                                           0.80%

International Equity Index Fund                            0.90%

International Equity Fund                                  1.25%

Investment Grade Bond Fund                                 0.74%

Investment Grade Tax-Exempt Bond Fund                      0.74%

Limited-Term Federal Mortgage Securities Fund              0.65%

Maryland Municipal Bond Fund                               0.65%

Mid-Cap Equity Fund                                        1.15%

Prime Quality Money Market Fund                            0.65%

Short-Term Bond Fund                                       0.65%

Short-Term U.S. Treasury Securities Fund                   0.65%

Small Cap Growth Stock Fund                                1.15%

Small Cap Value Equity Fund                                1.15%

Tax Sensitive Growth Stock Fund                            1.15%

Tax-Exempt Money Market Fund                               0.55%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                        0.40%

U.S. Government Securities Money Market Fund               0.65%

U.S. Treasury Money Market Fund                            0.65%

U.S. Government Securities Fund                            0.74%

Value Income Stock Fund                                    0.80%

Virginia Municipal Bond Fund,                              0.65%

Virginia Intermediate Municipal Bond Fund                  0.65%

Life Vision Aggressive Growth Fund                         0.25%

Life Vision Growth and Income Fund                         0.25%

Life Vision Moderate Growth Fund                           0.25%
--------------------------------------------------------------------------------


For the fiscal years ended May 31, 2001, 2000, and 1999, the Funds paid the following advisory fees:



-------------------------------- -------------------------------------------- -----------------------------------------
                                                   FEES PAID                           FEES WAIVED OR REIMBURSED
         FUND                         (NET AFTER WAIVERS OR REIMBURSEMENTS)
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
                                    2001           2000            1999          2001          2000           1999
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Balanced Fund                       $XXX        $2,779,000     $2,546,000        $XXX        $335,000       $248,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Capital Appreciation Fund           $XXX       $21,951,000    $23,291,000        $XXX       $1,750,000     $1,878,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Florida Tax-Exempt Bond Fund        $XXX         $650,000        $804,000        $XXX        $130,000       $133,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Georgia Tax-Exempt Bond Fund        $XXX         $524,000        $575,000        $XXX        $113,000       $96,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Growth and Income Fund+             $XXX        $7,269,000      $2,558,000       $XXX         $1,000           $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
High Income Fund #                  $XXX          $3,000         $60,000         $XXX         $3,000        $74,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Information and Technology Fund     $XXX         $469,000           *            $XXX         $69,000          *
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------



                                      -25-

-------------------------------- -------------------------------------------- -----------------------------------------
                                                   FEES PAID                           FEES WAIVED OR REIMBURSED
         FUND                         (NET AFTER WAIVERS OR REIMBURSEMENTS)
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
                                    2001           2000            1999          2001          2000           1999
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
International Equity Fund           $XXX        $6,533,000      $7,655,000       $XXX        $ 18,000       $308,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
International Equity Index Fund     $XXX        $1,359,000       $563,000        $XXX        $190,000        $70,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Investment Grade Bond Fund          $XXX        $7,739,000      $6,499,000       $XXX        $798,000       $743,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Investment Grade Tax-Exempt         $XXX        $1,176,000      $1,381,000       $XXX        $109,000        $91,000
Bond Fund
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Limited-Term Federal Mortgage       $XXX         $742,000        $955,000        $XXX        $162,000       $153,000
Securities Fund
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Maryland Municipal Bond Fund+       $XXX         $186,000        $84,000         $XXX         $42,000       $49,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Mid-Cap Equity Fund                 $XXX        $2,763,000      $3,717,000       $XXX        $191,000       $355,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Prime Quality Money Market Fund     $XXX       $21,362,000     $17,530,000       $XXX       $6,310,000     $4,356,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Short-Term Bond Fund                $XXX        $1,110,000       $900,000        $XXX        $185,000       $139,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Short-Term U.S. Treasury            $XXX         $347,000        $352,000        $XXX        $ 88,000       $62,000
Securities Fund
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Small Cap Growth Stock Fund         $XXX        $3,384,000       $314,000        $XXX         $84,000       $79,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Small Cap Value Equity Fund         $XXX        $3,363,000      $3,701,000       $XXX         $76,000       $161,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Tax-Exempt Money Market Fund        $XXX        $3,098,000      $4,122,000       $XXX       $1,060,000     $1,057,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Tax Sensitive Growth Stock Fund     $XXX        $6,855,000      $1,008,000       $XXX        $399,000       $124,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
U.S. Government Securities Fund     $XXX         $670,000        $380,000        $XXX         $88,000       $58,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
U.S. Government Securities          $XXX        $2,564,000      $2,992,000       $XXX        $537,000       $607,000
Money Market Fund
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------




                                      -26-

-------------------------------- -------------------------------------------- -----------------------------------------
                                                   FEES PAID                           FEES WAIVED OR REIMBURSED
         FUND                         (NET AFTER WAIVERS OR REIMBURSEMENTS)
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
                                    2001           2000            1999          2001          2000           1999
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
U.S. Treasury Money Market          $XXX        $4,236,000      $1,486,000       $XXX        $855,000       $21,000
Fund+
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Value Income Stock Fund             $XXX       $13,106,000     $15,302,000       $XXX          $ 0            $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Virginia Intermediate               $XXX        $1,551,000       $641,000        $XXX          $ 0            $0
Municipal Bond Fund+
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Virginia Municipal Bond Fund+       $XXX         $280,000        $110,000        $XXX         $20,000       $20,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Virginia Tax-Free Money Market      $XXX        $1,184,000       $607,000        $XXX          $4,000        $3,000
Fund+
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------

* Not in operation during the period.

+ Prior to May 24, 1999, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and Crestar Asset Management Company for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

# Prior to March 28, 2000, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds and SunTrust Equitable Securities Corporation. The amounts listed for 1999 and 1998 represent the advisory fees paid to and/or waived by Equitable Securities Corporation for the fiscal periods ending March 28, 2000 and March 31, 1999, respectively.

For the fiscal years ended May 31, 2001, 2000 and 1999, the Life Vision Funds paid the following advisory fees:


-------------------------------- -------------------------------------------- -----------------------------------------
                                                   FEES PAID                               FEES WAIVED
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
             FUND                    2001           2000            1999          2001          2000           1999
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Life Vision Aggressive
Growth Fund+                         $XXX         $11,000         $21,986         $XXX        $31,000         $13,352
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Life Vision Growth and
Income Fund+                         $XXX         $18,000         $25,358         $XXX        $40,000          $5,141
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Life Vision Moderate
Growth Fund+                         $XXX         $111,000        $114,314        $XXX        $102,000        $54,595
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------

+Prior to May 24, 1999, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and Crestar Asset Management Company for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

The Adviser has agreed to waive a portion of its fees or reimburse expenses in order to limit Fund expenses.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of 2 years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., First Omaha Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, JohnsonFamily Funds, Inc., The Nevis Fund, Inc., Oak Associates Funds, The Pillar Funds, SEI Asset Allocation Trust, Pitcairn Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the fiscal years ended May 31, 2001, 2000 and 1999, the Funds paid the following administration fees:


-------------------------------- -------------------------------------------- -----------------------------------------
                                                   FEES PAID                                FEES WAIVED
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
             FUND                    2001           2000            1999          2001          2000           1999
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Balanced Fund                        $XXX         $232,000        $208,000        $XXX           $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Capital Appreciation Fund            $XXX        $1,458,000      $1,575,000       $XXX           $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Florida Tax-Exempt Bond Fund         $XXX          $85,000         $96,000        $XXX           $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------


                                      -28-

-------------------------------- -------------------------------------------- -----------------------------------------
                                                   FEES PAID                           FEES WAIVED OR REIMBURSED
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
             FUND                    2001           2000            1999          2001          2000           1999
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Georgia Tax-Exempt Bond Fund         $XXX          $69,000         $69,000       $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Growth and Income Fund+              $XXX         $572,000         $493,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
High Income Fund #                   $XXX            $0            $9,000        $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Information and Technology Fund      $XXX          $35,000            *          $XXX            $0              *
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Investment Grade Bond Fund           $XXX          $817,000        $683,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Investment Grade Tax-Exempt
Bond Fund                            $XXX          $123,000        $146,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
International Equity Fund            $XXX          $371,000        $477,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
International Equity Index Fund      $XXX          $122,000         $49,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Life Vision Aggressive
Growth Fund+                         $XXX           $18,000         $20,000      $XXX            $0           $19,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Life Vision Growth and Income
Fund+                                $XXX           $17,000         $20,000      $XXX            $0           $18,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Life Vision Moderate
Growth Fund+                         $XXX           $56,000         $20,000      $XXX            $0           $13,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Limited-Term Federal Mortgage
Securities Fund                      $XXX           $98,000        $115,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Maryland Municipal Bond Fund+        $XXX           $25,000         $33,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Mid-Cap Equity Fund                  $XXX          $181,000        $253,000      $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Prime Quality Money Market Fund      $XXX         $3,012,000     $2,092,000      $XXX            $0          $250,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Short-Term Bond Fund                 $XXX          $141,000       $106,000       $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Short-Term U.S. Treasury
Securities Fund                      $XXX           $47,000       $42,000        $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Small Cap Value Equity Fund          $XXX          $212,000       $251,000       $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Small Cap Growth Stock Fund          $XXX          $218,000       $21,000        $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Tax-Exempt Money Market Fund         $XXX          $535,000      $583,000        $XXX            $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------


                                      -29-

-------------------------------- -------------------------------------------- -----------------------------------------
                                                   FEES PAID                           FEES WAIVED OR REIMBURSED
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
             FUND                    2001           2000            1999          2001          2000           1999
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Tax Sensitive Growth Stock Fund      $XXX         $446,000        $67,000         $XXX           $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
U.S. Government Securities Fund      $XXX          $73,000        $40,000         $XXX           $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
U.S. Government Securities
Money Market Fund                    $XXX         $337,000        $359,000        $XXX           $0           $3,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
U.S. Treasury Money
Market Fund+                         $XXX         $579,000        $550,000        $XXX           $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Value Income Stock Fund              $XXX        $1,154,000      $1,498,000       $XXX           $0             $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Virginia Intermediate
Municipal Bond Fund+                 $XXX         $170,000        $185,000        $XXX           $0              $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Virginia Municipal Bond Fund+        $XXX          $36,000        $27,000         $XXX           $0          $20,000
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------
Virginia Tax-Free Money Market
Fund+                                $XXX         $212,000        $222,000        $XXX           $0              $0
-------------------------------- ------------ --------------- --------------- ------------ -------------- -------------

*  Not in operation during the period.

+ Prior to May 24, 1999, administration fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and the Administrator for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

# Prior to March 28, 2000, administration fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds, Inc. and BISYS Fund Services. The amounts listed for 1999 and 1998 represent the administration fees paid to and/or waived by Equitable Securities Corporation for the fiscal years ending March 28, 2000 and March 31, 1999, respectively.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan (the "Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

For the fiscal years ended May 31, 2001, 2000 and 1999, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:

---------------------------------- -------------------------------------------- --------------------------------------------
                                        AGGREGATE SALES CHARGE PAYABLE TO             AMOUNT RETAINED BY DISTRIBUTOR
                                                   DISTRIBUTOR
---------------------------------- -------------------------------------------- --------------------------------------------
FUND                                    2001           2000          1999            2001            2000          1999
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Balanced Fund                           $XXX         $36,000        $32,000          $XXX          $17,000        $7,780
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Capital Appreciation Fund               $XXX       $  1,984,000   $1,916,000         $XXX          $298,000      $127,525
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Florida Tax-Exempt Bond Fund            $XXX          $6,000        $ 7,000          $XXX           $6,000        $2,173
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Georgia Tax-Exempt Bond Fund            $XXX          $6,000        $6,000           $XXX           $6,000        $6,260
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Growth and Income Fund+                 $XXX         $100,000      $ 26,000          $XXX          $50,000        $16,000
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
International Equity Fund               $XXX         $41,000        $51,756          $XXX          $13,000        $8,000
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
International Equity Index Fund         $XXX         $19,000        $22,000          $XXX          $12,000        $5,000
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Investment Grade Bond Fund              $XXX         $129,000       $15,000          $XXX          $38,000        $36,642
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Investment Grade Tax-Exempt Bond
Fund                                    $XXX         $96,000        $6,000           $XXX          $22,000        $11,683
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Limited-Term Federal Mortgage
Securities Fund                         $XXX          $4,000        $4,000           $XXX           $3,000        $1,486
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Mid-Cap Equity Fund                     $XXX         $72,000        $90,000          $XXX          $19,000        $6,975
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Prime Quality Money Market Fund         $XXX        $1,973,000    $ 1,157,000        $XXX          $320,000      $188,000
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Small Cap Growth Stock Fund             $XXX         $56,000        $97,000          $XXX          $24,000        $6,801
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------


                                      -31-

---------------------------------- -------------------------------------------- --------------------------------------------
                                        AGGREGATE SALES CHARGE PAYABLE TO             AMOUNT RETAINED BY DISTRIBUTOR
                                                   DISTRIBUTOR
---------------------------------- -------------------------------------------- --------------------------------------------
FUND                                    2001           2000          1999            2001            2000          1999
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Short-Term Bond Fund                    $XXX          $4,000        $5,000           $XXX           $4,000        $4,278
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Short-Term U.S. Treasury
Securities Fund                         $XXX          $5,000        $4,000           XXX            $5,000        $5,266
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Tax-Exempt Money Market Fund            $XXX         $194,000      $214,000          $XXX          $49,000        $58,000
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
U.S. Government Securities Fund         $XXX          $8,000        $11,000          $XXX           $8,000        $1,771
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
U.S. Government Securities Money
Market Fund                             $XXX         $108,000      $104,000          $XXX          $31,000        $49,000
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Value Income Stock Fund                 $XXX         $504,000      $638,471          $XXX           $2,000          $0
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Virginia Intermediate Municipal
Bond Fund ^                             $XXX         $11,000        $6,000           $XXX          $11,000        $5,894
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------
Virginia Tax-Free Money Market
Fund                                    $XXX         $51,000        $14,000          $XXX          $25,000        $14,000
---------------------------------- --------------- ------------- -------------- --------------- --------------- ------------

+ Prior to May 24, 1999, sales charges were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and the Distributor for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of those
Shares:

------------------------------------------------------------------------------------------------------
                                           DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                        --------------------------------------------------------------
            FUND(S)                                      $100,000          $250,000
                                          Less than   but less than      but less than    $1,000,000
                                           $100,000      $250,000          $1,000,000       and over
------------------------------------------------------------------------------------------------------
Balanced, Capital Appreciation, Florida      3.75%         3.25%              2.5%            1.50%
Tax-Exempt Bond, Georgia Tax-Exempt
Bond, Growth and Income Fund,
Information and Technology,
International Equity, International
Equity Index, Investment Grade Bond,
Investment Grade Tax-Exempt Bond,
Mid-Cap Equity, Small Cap Value Equity,
Small Cap Growth Stock, U.S. Government
Securities, Value Income Stock, and
Virginia Intermediate Municipal Bond
Funds
------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                              2.5%         1.75%              1.25%              0%
------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                         2.00%        1.50%              1.00%              0%
------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                              1.00%        0.79%              0.5%               0%
------------------------------------------------------------------------------------------------------


For the fiscal years ended May 31, 2001, 2000 and 1999, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:

-------------------------------- ------------------------------------------------ --------------------------------------------
               FUND               AGGREGATE SALES CHARGE PAYABLE TO DISTRIBUTOR         AMOUNT RETAINED BY DISTRIBUTOR
-------------------------------- ------------------------------------------------ --------------------------------------------
                                      2001             2000            1999          2001          2000             1999
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Balanced Fund                         $XXX           $765,000        $441,000        $XXX         $38,000         $14,028
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Capital Appreciation Fund             $XXX          $1,528,000      $1,276,420       $XXX         $45,000            $0
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Florida Tax-Exempt Bond Fund          $XXX           $127,000       $ 115,000        $XXX         $53,000         $47,200
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Georgia Tax-Exempt Bond Fund          $XXX           $113,000        $100,000        $XXX         $47,000         $41,114
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Growth and Income Fund                $XXX           $497,000        $136,000        $XXX        $126,000         $21,000
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------



                                      -33-

-------------------------------- ------------------------------------------------ --------------------------------------------
               FUND               AGGREGATE SALES CHARGE PAYABLE TO DISTRIBUTOR         AMOUNT RETAINED BY DISTRIBUTOR
-------------------------------- ------------------------------------------------ --------------------------------------------
                                      2001             2000            1999          2001          2000             1999
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
High Income Fund #                    $XXX            $4,000           N/A           $XXX         $2,000            N/A
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Information and Technology Fund       $XXX           $52,000            *            $XXX         $1,000             *
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
International Equity Fund             $XXX           $146,000        $193,720        $XXX         $28,000         $51,229
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
International Equity Index Fund       $XXX           $32,000         $12,000         $XXX         $12,000          $4,000
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Investment Grade Bond Fund            $XXX           $249,000        $183,000        $XXX        $ 65,000         $47,023
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Investment Grade Tax-Exempt
Bond Fund                             $XXX           $163,000        $107,000        $XXX         $38,000         $29,696
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Limited-Term Federal Mortgage         $XXX           $22,000         $18,000         $XXX         $22,000         $17,676
Securities Fund
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Maryland Municipal Bond Fund          $XXX           $75,000         $24,464         $XXX         $18,000            $0
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Mid-Cap Equity Fund                   $XXX           $139,000        $275,000        $XXX         $23,000         $25,502
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Prime Quality MM Fund                 $XXX           $14,000           N/A           $XXX         $6,000            N/A
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Short-Term Bond Fund                  $XXX           $21,000         $21,000         $XXX         $21,000         $20,743
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Short-Term U.S. Treasury              $XXX           $56,000         $27,000         $XXX         $47,000         $26,536
Securities Fund
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Small Cap Value Equity Fund           $XXX           $139,000        $275,000        $XXX         $36,000         $63,824
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Small Cap Growth Stock Fund           $XXX           $112,000        $12,000         $XXX         $17,000          $8,257
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------



                                      -34-

-------------------------------- ------------------------------------------------ --------------------------------------------
               FUND               AGGREGATE SALES CHARGE PAYABLE TO DISTRIBUTOR         AMOUNT RETAINED BY DISTRIBUTOR
-------------------------------- ------------------------------------------------ --------------------------------------------
                                      2001             2000            1999          2001          2000             1999
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Tax Sensitive Growth Stock Fund       $XXX          $1,867,000       $144,000        $XXX         $71,000          $8,880
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
U.S. Government Securities Fund       $XXX           $104,000        $54,000         $XXX         $48,000         $21,800
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Value Income Stock Fund               $XXX          $1,321,000      $1,171,000       $XXX         $23,000          $9,021
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------
Virginia Municipal Bond Fund          $XXX           $62,000         $25,146         $XXX         $26,000            $0
-------------------------------- ---------------- --------------- --------------- ----------- ---------------- ---------------

*  Not in operation during the period.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels:



--------------------------------------------------------------------------------
FUND:                                                      ADVISORY FEE:
--------------------------------------------------------------------------------
Balanced Fund                                              0.28%
--------------------------------------------------------------------------------
Capital Appreciation Fund                                  0.68%
--------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                               0.18%
--------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                               0.18%
--------------------------------------------------------------------------------
Growth and Income Fund                                     0.25%
--------------------------------------------------------------------------------
International Equity Index Fund                            0.38%
--------------------------------------------------------------------------------
International Equity Fund                                  0.33%
--------------------------------------------------------------------------------
Investment Grade Bond Fund                                 0.43%
--------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                      0.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund              0.23%
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                                        0.43%
--------------------------------------------------------------------------------
Prime Quality Money Market Fund                            0.20%
--------------------------------------------------------------------------------
Short-Term Bond Fund                                       0.23%
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                   0.18%
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund,                              0.15%
--------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                        0.40%
--------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund               0.17%
--------------------------------------------------------------------------------
U.S. Government Securities Fund                            0.38%
--------------------------------------------------------------------------------
Value Income Stock Fund                                    0.33%
--------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                  0.15%
--------------------------------------------------------------------------------



The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds', Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.


For the fiscal years ended May 31, 2001, 2000 and 1999, the Funds paid the following amounts pursuant to the Investor Plan:


----------------------------------------------------- ------------------------------------------------------------------
         FUND                                                          DISTRIBUTION FEES - AMOUNT PAID
----------------------------------------------------- ------------------------------------------------------------------
                                                              2001                   2000                  1999
----------------------------------------------------- ---------------------- ---------------------- --------------------
Balanced Fund                                                 $XXX                  $19,000               $25,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Capital Appreciation Fund                                     $XXX                $1,686,000            $1,789,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Florida Tax-Exempt Bond Fund                                  $XXX                    $0                  $5,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Georgia Tax-Exempt Bond Fund                                  $XXX                    $0                    $0
----------------------------------------------------- ---------------------- ---------------------- --------------------
Growth and Income Fund                                        $XXX                  $50,000               $10,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
International Equity Fund                                     $XXX                  $28,000               $44,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
International Equity Index Fund                               $XXX                  $7,000                $17,000
----------------------------------------------------- ---------------------- ---------------------- --------------------



                                      -37-

----------------------------------------------------- ------------------------------------------------------------------
         FUND                                                          DISTRIBUTION FEES - AMOUNT PAID
----------------------------------------------------- ------------------------------------------------------------------
                                                              2001                   2000                  1999
----------------------------------------------------- ---------------------- ---------------------- --------------------
Investment Grade Bond Fund                                    $XXX                  $91,000              $106,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Investment Grade Tax-Exempt Bond Fund                         $XXX                  $74,000              $103,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Limited-Term Federal Mortgage Securities Fund                 $XXX                  $1,000                $5,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Mid-Cap Equity Fund                                           $XXX                  $53,000               $83,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Prime Quality Money Market Fund                               $XXX                $1,653,000             $969,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Short-Term Bond Fund                                                                  $0                    $0
----------------------------------------------------- ---------------------- ---------------------- --------------------
Short-Term U.S. Treasury Securities Fund                      $XXX                    $0                    $0
----------------------------------------------------- ---------------------- ---------------------- --------------------
Small Cap Growth Stock                                        $XXX                  $32,000                  *
----------------------------------------------------- ---------------------- ---------------------- --------------------
Tax-Exempt Money Market Fund                                  $XXX                 $145,000              $156,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
U.S. Government Securities Fund                               $XXX                    $0                  $9,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
U.S. Government Securities Money Market Fund                  $XXX                  $77,000               $55,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Value Income Stock Fund                                       $XXX                 $502,000              $638,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Virginia Intermediate Municipal Bond Fund                     $XXX                    $0                    $0
----------------------------------------------------- ---------------------- ---------------------- --------------------
Virginia Tax-Free Money Market Fund                           $XXX                  $26,000               $4,000
----------------------------------------------------- ---------------------- ---------------------- --------------------


For the fiscal years ended May 31, 2001, 2000 and 1999, the Funds paid the following amounts pursuant to the Flex Plan:


----------------------------------------------------- ------------------------------------------------------------------
         FUND                                                          DISTRIBUTION FEES - AMOUNT PAID
----------------------------------------------------- ------------------------------------------------------------------
                                                              2001                   2000                  1999
----------------------------------------------------- ---------------------- ---------------------- --------------------
Balanced Fund                                                 $XXX                 $727,000              $427,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Capital Appreciation Fund                                     $XXX                $1,483,000            $1,276,000
----------------------------------------------------- ---------------------- ---------------------- --------------------


                                      -38-

----------------------------------------------------- ------------------------------------------------------------------
         FUND                                                          DISTRIBUTION FEES - AMOUNT PAID
----------------------------------------------------- ------------------------------------------------------------------
                                                              2001                   2000                  1999
----------------------------------------------------- ---------------------- ---------------------- --------------------
Florida Tax-Exempt Bond Fund                                   $XXX                $74,000               $67,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Georgia Tax-Exempt Bond Fund                                   $XXX                $66,000               $58,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Growth and Income Fund                                         $XXX               $371,000               $115,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
High Income Fund                                               $XXX                $2,000                  N/A
----------------------------------------------------- ---------------------- ---------------------- --------------------
Information and Technology Fund                                $XXX               $51,000                   *
----------------------------------------------------- ---------------------- ---------------------- --------------------
International Equity Fund                                      $XXX               $118,000               $143,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
International Equity Index Fund                                $XXX                $20,000                $8,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Investment Grade Bond Fund                                     $XXX               $184,000               $136,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Investment Grade Tax-Exempt Bond Fund                          $XXX               $125,000                $77,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Limited-Term Federal Mortgage Securities Fund                  $XXX                   $0                     $0
----------------------------------------------------- ---------------------- ---------------------- --------------------
Maryland Municipal Bond Fund                                   $XXX                $57,000                $24,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Mid-Cap Equity Fund                                            $XXX               $127,000               $147,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Prime Quality Money Market Fund                                $XXX                  $8,000                   *
----------------------------------------------------- ---------------------- ---------------------- --------------------
Short-Term Bond Fund                                           $XXX                    $0                    $0
----------------------------------------------------- ---------------------- ---------------------- --------------------
Short-Term U.S. Treasury Securities Fund                       $XXX                  $9,000                  $0
----------------------------------------------------- ---------------------- ---------------------- --------------------
Small Cap Growth Stock Fund                                    $XXX                  $95,000               $4,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Small Cap Value Equity Fund                                    $XXX                 $103,000              $211,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Tax Sensitive Growth Stock Fund                                $XXX                $1,796,000             $135,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
U.S. Government Securities Fund                                $XXX                  $56,000               $32,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Value Income Stock Fund                                        $XXX                $1,298,000            $1,662,000
----------------------------------------------------- ---------------------- ---------------------- --------------------
Virginia Intermediate Municipal Bond Fund                      $XXX                  $36,000               $25,000
----------------------------------------------------- ---------------------- ---------------------- --------------------

*  Not in operation during the period.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity and International Equity Index Funds. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity and International Equity Index Funds.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the U.S. Securities and Exchange Commission and are available to the public.

INDEPENDENT PUBLIC ACCOUNTANTS

____________________  serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

THOMAS GALLAGHER (11/25/47) - Trustee - President, Genuine Parts Company Wholesale Distribution, 1970 - present; Director, National Service Industries; Director, Oxford Industries.

WILTON LOONEY (4/18/19) - Trustee - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/4/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1983 - present; Director, NCR; Director, Cox Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

JENNIFER E. SPRATLEY, CPA (2/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager at Ernst & Young LLP, 1991-1999.

JAMES R. FOGGO (02/14/66) - President- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

TIMOTHY D. BARTO (3/28/68) - Vice President and Assistant Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads 1997-1999. Associate at Richter, Miller & Finn 1994-1997.

TODD B. CIPPERMAN (2/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

CHRISTINE M. MCCULLOUGH (12/2/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate at White and Williams LLP, 1991-1999. Associate at Montgomery, McCracken, Walker & Rhoads, 1990-1991.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor since 1989.

W. JOHN MCGUIRE (7/26/57) - Assistant Secretary - 1800 M Street, NW, Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the
Trust, Administrator and Distributor since 2001. Of Counsel, Morgan, Lewis & Bockius LLP, 1996-2001.

---------------------
* Mr. Looney may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year ended May 31, 2001, the Trust paid the following amounts to Trustees and Officers of the Trust:


---------------------------------------------------------------------------------------
NAME OF PERSON, POSITION      AGGREGATE      PENSION OR     ESTIMATED        TOTAL
                             COMPENSATION    RETIREMENT      ANNUAL       COMPENSATION
                               FROM FUND       BENEFITS   BENEFITS UPON  FROM FUND AND
                                             ACCRUED AS     RETIREMENT    FUND COMPLEX
                                            PART OF FUND                    PAID TO
                                              EXPENSES                      TRUSTEES
---------------------------------------------------------------------------------------
Thomas Gallagher, Trustee        $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee+      $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
Wilton Looney,
Trustee                          $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
Champney A. McNair, Trustee+     $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee        $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
T. Gordy Germany,
Trustee+                         $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
James O. Robbins, Trustee        $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee+  $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee      $XXX            N/A           N/A             $XXX
---------------------------------------------------------------------------------------

+ Pursuant to the Board's retirement policy, Messrs. Germany, Goodrum, McNair and Dr. Sliger retired on November 18, 2000.

PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                   TAX EQUIVALENT YIELD  =  >>  E  > +T
                    E = the portion of the yield which is tax-exempt P = stated income tax rate
                    T = the portion of the yield which is taxable


For the seven-day period ended May 31, 2001, the Money Market Funds' current effective and tax equivalent yields were as follows:


-------------------------------------------------------------------------------------------------
                                                                 SEVEN-DAY TAX   SEVEN-DAY TAX
FUND                     CLASS OF    SEVEN-DAY    SEVEN-DAY        EQUIVALENT     EQUIVALENT
                          SHARES       YIELD    EFFECTIVE YIELD       YIELD      EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Prime Quality Money       Trust         X.XX         X.XX              X.XX           X.XX
Market Fund               -----------------------------------------------------------------------
                          Investor      X.XX         X.XX              X.XX           X.XX
-------------------------------------------------------------------------------------------------
Tax-Exempt Money          Trust         X.XX         X.XX              X.XX           X.XX
Market Fund               -----------------------------------------------------------------------
                          Investor      X.XX         X.XX              X.XX           X.XX
-------------------------------------------------------------------------------------------------
U.S. Government           Trust         X.XX         X.XX              X.XX           X.XX
Securities Money          -----------------------------------------------------------------------
Market Fund               Investor      X.XX         X.XX              X.XX           X.XX
-------------------------------------------------------------------------------------------------
U.S. Treasury Money       Trust         X.XX         X.XX              X.XX           X.XX
Market Fund
-------------------------------------------------------------------------------------------------
Virginia Tax-Free         Trust         X.XX         X.XX              X.XX           X.XX
Money Market Fund         -----------------------------------------------------------------------
                          Investor      X.XX         X.XX              X.XX           X.XX
-------------------------------------------------------------------------------------------------

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

30-DAY YIELD

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Equity Funds and Life Vision Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 2001, yields on the Funds other than the money market funds were as follows:



--------------------------------------------------------------------------------
FUND                               CLASS OF SHARES                YIELD
--------------------------------------------------------------------------------
Balanced Fund                      Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Capital Appreciation Fund          Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund       Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund       Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Growth and Income Fund             Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
High Income Fund                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Information and Technology Fund    Flex Shares                    X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                               CLASS OF SHARES                YIELD
--------------------------------------------------------------------------------
International Equity Fund          Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
International Equity Index Fund    Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Investment Grade Bond Fund         Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Investment Grade Tax-Exempt        Trust Shares                   X.XX%
Bond Fund                          ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Limited-Term Federal Mortgage      Trust Shares                   X.XX%
Securities Fund                    ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Maryland Municipal Bond Fund       Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Short-Term Bond Fund               Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                               CLASS OF SHARES                YIELD
--------------------------------------------------------------------------------
Short-Term U.S. Treasury           Trust Shares                   X.XX%
Securities Fund                    ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund        Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Small Cap Value Equity Fund        Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund    Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
U.S. Government Securities Fund    Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Value Income Stock Fund            Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Investor Shares                X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------
Virginia Intermediate Municipal    Trust Shares                   X.XX%
Bond Fund                          ---------------------------------------------
                                   Investor Shares                X.XX%
--------------------------------------------------------------------------------
Virginia Municipal Bond Fund       Trust Shares                   X.XX%
                                   ---------------------------------------------
                                   Flex Shares                    X.XX%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LIFE VISION FUND                   CLASS OF SHARES                YIELD
--------------------------------------------------------------------------------
Life Vision Aggressive             Trust Shares                   X.XX%
Growth Fund
--------------------------------------------------------------------------------
Life Vision Growth and             Trust Shares                   X.XX%
Income Fund
--------------------------------------------------------------------------------
Life Vision Moderate               Trust Shares                   X.XX%
Growth Fund
--------------------------------------------------------------------------------

The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                        TAX EQUIVALENT YIELD = >> E > -P ,
                        E = the portion of the yield which is tax-exempt P = stated income tax rate
                        T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.0%, for the Maryland Municipal Bond Fund, Maryland taxes at a rate of 7.9%, and for the Virginia Intermediate Municipal and Virginia Municipal Bond Funds, Virginia taxes at a rate of 5.75%.

For the 30-day period ended May 31, 2001, the tax-equivalent yields for the Trust Shares were as follows: for the Florida Tax-Exempt Bond Fund X.XX%, Georgia Tax-Exempt Bond Fund X.XX%, Investment Grade Tax-Exempt Bond Fund X.XX%, Maryland Municipal Bond Fund X.XX%, Virginia Intermediate Municipal Bond Fund X.XX%, and Virginia Municipal Bond Fund X.XX%.

For the 30-day period ended May 31, 2001, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Florida Tax-Exempt Bond Fund X.XX%, Georgia Tax-Exempt Bond Fund X.XX%, Investment Grade Tax-Exempt Bond Fund X.XX%, and Virginia Intermediate Municipal Bond Fund X.XX%.

For the 30-day period ended May 31, 2001, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the, Florida Tax-Exempt Bond Fund X.XX%, Georgia Tax-Exempt Bond Fund X.XX%, Investment Grade Tax-Exempt Bond Fund X.XX% Maryland Municipal Bond Fund X.XX%, and Virginia Municipal Bond Fund X.XX%.

CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 2001 and for the one-year, five-year and ten-year periods ended May 31, 2001 were as follows:

---------------------------------------------------------------------------------------------------------------------------
FUND                      CLASS OF SHARES                                           AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------------------------------
                                                                     ONE-YEAR     FIVE YEARS  TEN YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund             Trust Shares1                              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load47         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load47      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Share--With Sales Load2               X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load2           X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund Trust Shares3                              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load4          X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load4       X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load5              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load5           X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt
Bond Fund                 Trust Shares 19                            X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load20         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load20      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load5              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load5           X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt
Bond Fund                 Trust Shares20                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load21         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load21      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load22             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load22          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund    Trust Shares6                              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Load7                X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Load7             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Load8                    X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Load8                 X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
High Income Fund          Flex Shares--With Sales Load55             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load55          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Information and
Technology Fund           Trust Shares53                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Load54                   X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Load54                X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
International
Equity Fund**             Trust Shares9                              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load49         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load49      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load49             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load49          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
                                      -50-

---------------------------------------------------------------------------------------------------------------------------
FUND                      CLASS OF SHARES                                           AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------------------------------
                                                                     ONE-YEAR     FIVE YEARS  TEN YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
International Equity
Index Fund                Trust Shares50                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load50         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load50      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load11             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load11          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Investment Grade
Bond Fund                 Trust Shares23                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load24         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load24      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load25             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares -Without Sales Load25          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Investment Grade
Tax-Exempt Bond Fund      Trust Shares26                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load27         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load27      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load5              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load5           X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal
Mortgage Securities Fund  Trust Shares48                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load28         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load28      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load25             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load25          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Maryland Municipal
Bond Fund                 Trust Shares29                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load30             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load30          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund       Trust Shares12                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load44         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load44      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares -With Sales Load13             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load13          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Prime Quality Money
Market Fund               Trust Shares45                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares45                          X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares52                              X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund      Trust Shares31                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load32         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load32      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load33             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load33          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------



                                      -51-

---------------------------------------------------------------------------------------------------------------------------
FUND                      CLASS OF SHARES                                           AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------------------------------
                                                                     ONE-YEAR     FIVE YEARS  TEN YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund           Trust Shares31                              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load34          X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load34       X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load51              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load51           X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value
Equity Fund               Trust Shares43                              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load14              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load14           X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
Stock Fund                Trust Shares15                             X.XX%         X.XX%       X.XX%        X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load15             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load15          X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load51         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load51      X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund               Trust Shares45                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares45                          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth
Stock Fund                Trust Shares16                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load17             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load17          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
Money Market Fund         Trust Shares45                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares45                          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
U.S. Government
Securities Fund           Trust Shares35                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load10         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load10      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares-With Sales Load25              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load25          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money
Market Fund               Trust Shares42                             X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund** Trust Shares41                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load18         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load18      X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--With Sales Load5              X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares--Without Sales Load5           X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate
Municipal Bond Fund       Trust Shares36                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--With Sales Load37         X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares--Without Sales Load37      X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
Virginia Municipal
Bond Fund                 Trust Shares38                             X.XX%        X.XX%       X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Flex Shares-- Without Sales Load39         X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------
                                      -52-

---------------------------------------------------------------------------------------------------------------------------
FUND                      CLASS OF SHARES                                           AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------------------------------
                                                                     ONE-YEAR     FIVE YEARS  TEN YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money
Market Fund               Trust Shares40                             X.XX%         X.XX%      X.XX%         X.XX%
                          -------------------------------------------------------------------------------------------------
                          Investor Shares37                          X.XX%        X.XX%       X.XX%         X.XX%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
LIFE VISION FUND                                                     ONE-YEAR         FIVE YEARS        TEN YEARS
---------------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund46                                 X.XX%            X.XX%             X.XX%
---------------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund46                                 X.XX%            X.XX%             X.XX%
---------------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund46                                   X.XX%            X.XX%             X.XX%
---------------------------------------------------------------------------------------------------------------------------

1 Commenced operations 1/3/94   19 Commenced operations 1/25/94   37 Commenced operations 5/5/93

2 Commenced operations 6/14/95  20 Commenced operations 1/18/94   38 Commenced operations 4/5/95

3 Commenced operations 7/1/92   21 Commenced operations 1/19/94   39 Commenced operations 4/17/95

4 Commenced operations 6/9/92   22 Commenced operations 6/6/95    40 Commenced operations 6/15/89

5 Commenced operations 6/1/95   23 Commenced operations 7/16/92   41 Commenced operations 2/12/93

6 Commenced operations 9/28/92  24 Commenced operations 6/11/92   42 Commenced operations 2/18/87

7 Commenced operations 5/7/93   25 Commenced operations 6/7/95    43 Commenced operations 1/31/97

8 Commenced operations 4/19/95  26 Commenced operations 10/21/93  44 Commenced operations 2/1/94

9 Commenced operations 12/1/95  27 Commenced operations 6/9/92    45 Commended operations 6/8/92

10 Commenced operations 6/9/94  28 Commenced operations 7/17/94   46 Commenced operations 6/30/97

11 Commenced operations 6/8/95  29 Commenced operations 3/1/96    47 Commenced operations 1/4/94

12 Commenced operations 2/2/94  30 Commenced operations 4/25/96   48 Commenced operations 6/7/94

13 Commenced operations 6/5/95  31 Commenced operations 3/15/93   49 Commenced operations 1/2/96


                                      -53-

14 Commenced operations 6/5/97   32 Commenced operations 3/22/93   50 Commenced operations 6/6/94

15 Commenced operations 10/8/98  33 Commenced operations 6/20/95   51 Commenced operations 12/12/99

16 Commenced operations 12/11/98 34 Commenced operations 3/18/93   52 Commenced operations 10/4/99

17 Commenced operations 12/15/98 35 Commenced operations 7/31/94   53 Commenced operations 9/30/99

18 Commenced operations 2/17/93  36 Commenced operations 5/5/93    54 Commenced operations 1/24/00

                                                                   55  Commenced operations 5/4/94

* Fund not in operation for entire period.

** The performance for the periods prior to December 1995 for the International Equity Fund and February 1993 for the Value Income Stock Fund represent the performance of a common trust fund managed by the Adviser.

PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Adviser, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal tax treatment of the funds or their shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Code each Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to RICs.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative

Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax adviser before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity Index and International Equity Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Funds. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholders' federal income tax. In no event shall a shareholder be allowed a foreign tax credit with respect to shares in a Fund if such shares are held by the shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Index and International Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized the by Funds (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of the positions in their portfolios (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 2001, the Funds paid the following brokerage commissions with respect to portfolio transactions:

--------------------------------------------------------------------------------------------------------------------------
  Fund                         Total $ Amount of      Total $ Amount of     % of Total Brokerage     % of Total Brokered
                             Brokerage Commissions  Brokerage Commissions    Commissions Paid to    Transactions Effected
                               Paid in FYE 5/31/01  Paid to Affiliates in   Affiliated Brokers in     Through Affiliated
                                                         FYE 5/31/01(1)          FYE 5/31/01         Brokers FYE 5/31/01
--------------------------------------------------------------------------------------------------------------------------
  Balanced Fund                         $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation Fund             $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Florida Tax-Exempt Bond Fund          $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Georgia Tax-Exempt Bond Fund          $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Growth and Income Fund+               $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  High Income Fund                      $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Information and Technology Fund       $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  International Equity Index Fund       $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  International Equity Fund             $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Investment Grade Bond Fund            $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Investment Grade Tax-Exempt
  Bond Fund                             $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Limited-Term Federal Mortgage
  Securities Fund                       $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Maryland Municipal Bond Fund+         $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                   $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Prime Quality Money Market Fund       $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Fund                  $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Short-Term U.S. Treasury
  Securities Fund                       $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Value Equity Fund           $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Small Cap Growth Stock Fund           $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Tax-Exempt Money Market Fund          $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Tax Sensitive Growth Stock Fund       $XXX                  $XXX                 X.XX%                  X.XX%
--------------------------------------------------------------------------------------------------------------------------



                                      -61-

--------------------------------------------------------------------------------------------------------------------------
  Fund                         Total $ Amount of      Total $ Amount of     % of Total Brokerage     % of Total Brokered
                             Brokerage Commissions  Brokerage Commissions    Commissions Paid to    Transactions Effected
                               Paid in FYE 5/31/01  Paid to Affiliates in   Affiliated Brokers in     Through Affiliated
                                                         FYE 5/31/01(1)          FYE 5/31/01         Brokers FYE 5/31/01
--------------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund       $XXX                 $XXX                   X.XX%                 X.XX%
--------------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities
  Money Market Fund                     $XXX                 $XXX                   X.XX%                 X.XX%
--------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Money Market Fund+      $XXX                 $XXX                   X.XX%                 X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Value Income Stock Fund               $XXX                 $XXX                   X.XX%                 X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Virginia Intermediate Municipal
  Bond Fund+                            $XXX                 $XXX                   X.XX%                 X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Virginia Municipal Bond Fund+         $XXX                 $XXX                   X.XX%                 X.XX%
--------------------------------------------------------------------------------------------------------------------------
  Virginia Tax-Free Money
  Market Fund+                          $XXX                 $XXX                   X.XX%                 X.XX%
--------------------------------------------------------------------------------------------------------------------------

1 These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's principal underwriter.

+ Prior to May 24, 1999, brokerage fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and the Adviser for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

For the fiscal years ended May 31, 2001 and 2000, the Funds paid the following brokerage commissions with respect to portfolio transactions:

     --------------------------- ------------------------------------------ -----------------------------------------
                FUND              TOTAL $ AMOUNT OF BROKERAGE COMMISSIONS     TOTAL $ AMOUNT OF BROKERED COMMISSIONS
                                                   PAID                                 PAID TO AFFILIATES
     --------------------------- ------------------------------------------ -----------------------------------------
                                         2001                  2000                2001                 2000
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Balanced Fund                       $XXX                $721,707              $XXX               $10,348
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Capital Appreciation Fund           $XXX               $6,562,103             $XXX               $48,837
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Florida Tax-Exempt Bond             $XXX                 $1,800               $XXX                $1,800
     Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Georgia Tax-Exempt Bond             $XXX                   $0                 $XXX                  $3
     Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Growth and Income Fund ^            $XXX               $1,520,932             $XXX                 $623
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     High Income Fund                    $XXX                  [$3]                $XXX                 [$5]
     --------------------------- ---------------------- ------------------- ------------------- ---------------------


                                      -62-

     --------------------------- ------------------------------------------ -----------------------------------------
                FUND              TOTAL $ AMOUNT OF BROKERAGE COMMISSIONS     TOTAL $ AMOUNT OF BROKERED COMMISSIONS
                                                   PAID                                 PAID TO AFFILIATES
     --------------------------- ------------------------------------------ -----------------------------------------
                                         2001                  2000                2001                 2000
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Information and                     $XXX                $191,269              $XXX                $2,203
     Technology Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     International Equity Fund           $XXX               $5,076,703             $XXX                  $0
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     International Equity                $XXX                $606,700              $XXX                  $0
     Index Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Investment Grade Bond Fund          $XXX                $19,989               $XXX               $19,989
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Investment Grade                    $XXX                 $6,409               $XXX                $6,409
     Tax-Exempt Bond Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Limited-Term Federal                $XXX                 $3,623               $XXX                $3,623
     Mortgage Securities Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Maryland Municipal Bond             $XXX                   $0                 $XXX                  $0
     Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Mid-Cap Equity Fund                 $XXX                $826,022              $XXX                $4,278
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Prime Quality Money                 $XXX                $226,376              $XXX               $226,376
     Market Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Short-Term Bond Fund                $XXX                   $0                 $XXX                  $0
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Short-Term U.S. Treasury            $XXX                   $0                 $XXX                  $0
     Securities Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Small Cap Value Equity              $XXX               $1,007,234             $XXX                $4,817
     Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Small Cap Growth Stock              $XXX                $879,037              $XXX                $1,927
     Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Tax-Exempt Money Market             $XXX                   $0                 $XXX                  $0
     Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Tax Sensitive Growth                $XXX                $778,609              $XXX               $17,943
     Stock Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     U.S. Government                     $XXX                   $0                 $XXX                  $0
     Securities Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     U.S. Government
     Securities Money Market             $XXX                $188,047              $XXX               $188,047
     Fund
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     U.S. Treasury Money                 $XXX                $333,610              $XXX               $331,610
     Market Fund+
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Value Income Stock Fund             $XXX               $3,356,918             $XXX               $60,581
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Virginia Intermediate               $XXX                   $0                 $XXX                  $0
     Municipal Bond Fund+
     --------------------------- ---------------------- ------------------- ------------------- ---------------------



                                      -63-


     --------------------------- ------------------------------------------ -----------------------------------------
                FUND              TOTAL $ AMOUNT OF BROKERAGE COMMISSIONS     TOTAL $ AMOUNT OF BROKERED COMMISSIONS
                                                   PAID                                 PAID TO AFFILIATES
     --------------------------- ------------------------------------------ -----------------------------------------
                                         2001                  2000                2001                 2000
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Virginia Municipal Bond             $XXX                   $0                 $XXX                  $0
     Fund+
     --------------------------- ---------------------- ------------------- ------------------- ---------------------
     Virginia Tax-Free Money             $XXX                   $0                 $XXX                  $0
     Market Fund+
     --------------------------- ---------------------- ------------------- ------------------- ---------------------

*Not in operation during the period.

+Prior to May 24, 1999, brokerage fees were paid by the predecessor to this Fund pursuant to an agreement between the CrestFunds and the Adviser for the fiscal years ended November 30, 1999 and November 30, 1998, respectively.

For the fiscal years ended May 31, 2001, 2000and 1999, the portfolio turnover rate for each of the non-money market funds was as follows:



--------------------------------------------------------------------------------------------------------------
       FUND                                                                          TURNOVER RATE
                                                                  --------------------------------------------
                                                                      2001             2000             1999
--------------------------------------------------------------------------------------------------------------
       Balanced Fund                                                  X.XX%            182%             179%
--------------------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                      X.XX%            129%             147%
--------------------------------------------------------------------------------------------------------------
       Florida Tax-Exempt Bond Fund                                   X.XX%             88%              72%
--------------------------------------------------------------------------------------------------------------
       Georgia Tax-Exempt Bond Fund                                   X.XX%             19%              12%
--------------------------------------------------------------------------------------------------------------
       Growth and Income Fund                                         X.XX%             53%              71%
--------------------------------------------------------------------------------------------------------------
       High Income Fund                                               X.XX%              0%              N/A
--------------------------------------------------------------------------------------------------------------
       Information and Technology Fund                                X.XX%            250%               *
--------------------------------------------------------------------------------------------------------------
       International Equity Fund                                      X.XX%            179%             161%
--------------------------------------------------------------------------------------------------------------
       International Equity Index Fund                                X.XX%              9%              32%
--------------------------------------------------------------------------------------------------------------
       Investment Grade Bond Fund                                     X.XX%            202%             221%
--------------------------------------------------------------------------------------------------------------
       Investment Grade Tax-Exempt Bond Fund                          X.XX%            226%             224%
--------------------------------------------------------------------------------------------------------------
       Limited-Term Federal Mortgage Securities Fund                  X.XX%            384%             379%
--------------------------------------------------------------------------------------------------------------
       Maryland Municipal Bond Fund                                   X.XX%             14%              19%
--------------------------------------------------------------------------------------------------------------



                                      -64-

--------------------------------------------------------------------------------------------------------------
       FUND                                                                          TURNOVER RATE
                                                                  --------------------------------------------
                                                                      2001             2000             1999
--------------------------------------------------------------------------------------------------------------
       Mid-Cap Equity Fund                                            X.XX%            131%             76%
--------------------------------------------------------------------------------------------------------------
       Short-Term Bond Fund                                           X.XX%             69%            108%
--------------------------------------------------------------------------------------------------------------
       Short-Term U.S. Treasury Securities Fund                       X.XX%             50%             57%
--------------------------------------------------------------------------------------------------------------
       Small Cap Value Equity Fund                                    X.XX%             65%             63%
--------------------------------------------------------------------------------------------------------------
       Small Cap Growth Stock Fund                                    X.XX%            110%              *
--------------------------------------------------------------------------------------------------------------
       Tax Sensitive Growth Stock Fund                                X.XX%             30%              *
--------------------------------------------------------------------------------------------------------------
       U.S. Government Securities Fund                                X.XX%             29%             19%
--------------------------------------------------------------------------------------------------------------
       Value Income Stock Fund                                        X.XX%             62%             69%
--------------------------------------------------------------------------------------------------------------
       Virginia Intermediate Municipal Bond Fund                      X.XX%             18%             19%
--------------------------------------------------------------------------------------------------------------
       Virginia Municipal Bond Fund                                   X.XX%             19%             28%
--------------------------------------------------------------------------------------------------------------

     *  Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% AND 25% SHAREHOLDERS

As of August 22, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

5% SHAREHOLDERS

--------------------------------------------------------------------------------
   FUND            NAME AND ADDRESS     NUMBER OF SHARES      CLASS   % OF CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

25% SHAREHOLDERS

--------------------------------------------------------------------------------
   FUND            NAME AND ADDRESS     NUMBER OF SHARES      CLASS   % OF CLASS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    APPENDIX

                             DESCRIPTION OF RATINGS


The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch (Thomson) indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

          - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

          - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `"gilt edge.'" Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated `"BBB'" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 39

Item 23.  Exhibits:

(a) Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(c)      Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to
         Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.
(d)(5) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
(d)(7) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(e) Distribution Agreement dated May 26, 1992 is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)      Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 is incorporated herein by reference to Exhibit

         8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(i) Opinion and Consent of Counsel is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 21, 2000.
(j)      Not applicable.
(k)      Not applicable.
(l)      Not applicable.
(m)(1) Distribution Plan - Investor Class is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)(1) Rule 18f-3 Plan is incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(n)(2) Certificate of Class Designation is incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.
(o)      Powers  of  Attorney  are  incorporated  herein by reference to Exhibit
         (o) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2001.
(p)(1) Code of Ethics for STI Classic Funds are incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(2) Code of SEI Investments Distribution Company is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(3) Code of Ethics for Trusco Capital Management, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(4) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the
Act  and,  therefore,   is  unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


NAME                                                          NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

James M. Wells                                                 SunTrust Banks, Inc.                   Vice-Chairman
Director

William H. Rogers                                              SunTrust Banks, Inc.             Executive Vice President
Director

Douglas S. Phillips                                                     --                                 --
President/CEO/Director

Paul L. Robertson, III                                                  --                                 --
Executive Vice President/Secretary/Treasurer

Andrew J. Muldoon, III                                                  --                                 --
Executive Vice President

Robert J. Rhodes                                                        --                                 --
Executive Vice President

Bob M. Farmer                                                           --                                 --
Managing Director

Alan M. Gayle                                                           --                                 --
Managing Director

Gay B. Cash                                                   SunTrust Bank, Atlanta              First Vice President
Vice President

C. William Cherry, Jr.                                                  --                                 --
Vice President

Eunice Gillespie                                                        --                                 --
Vice President

Wayne G. Larochelle                                                     --                                 --
Managing Director

Stuart L. Oglesby                                                       --                                 --
Vice President

                                                              C-4


Josie C. Rosson                                                         --                                 --
Vice President

John H. Stebbins                                                        --                                 --
Vice President

Charles B. Arrington                                                    --                                 --
Vice President

Brett L. Barner                                                         --                                 --
Vice President

George E. Calvert,Jr.                                                   --                                 --
Vice President

Shane Coldren                                                           --                                 --
Vice President

J. Chadwick Deakins                                                     --                                 --
Vice President

James R. Dillon, Jr.                                                    --                                 --
Managing Director

Martin J. Duffy                                                         --                                 --
Vice President

James P. Foster                                                         --                                 --
Vice President

Mark D. Garfinkel                                                       --                                 --
Vice President

Melvin E. Hamilton                                                      --                                 --
Managing Director

John M. Hamlin                                                          --                                 --
Vice President

Peter P. Hardy                                                          --                                 --
Vice President

Michael J. Honsharuk
Vice President

Christopher A. Jones                                                    --                                 --
Managing Director

Alan S. Kelley                                                          --                                 --
Vice President

Jeffrey E. Markunas                                                     --                                 --
Managing Director

Kurt T. Momand                                                          --                                 --
Managing Director

                                                              C-5


Peter T. Montgomery                                                     --                                 --
Vice President

Jonathan C. Mote                                                        --                                 --
Vice President

Steven A. Noone                                                         --                                 --
Managing Director

Sheri L. Paquette                                                       --                                 --
Vice President

Elliott A. Perny                                                        --                                 --
Managing Director

Joe E. Ransom                                                           --                                 --
Managing Director

Mills A. Riddick                                                        --                                 --
Managing Director

Marc H. Schneidau                                                       --                                 --
Vice President

George D. Smith, Jr.                                                    --                                 --
Vice President

William L. Wilson, Jr.                                                  --                                 --
Vice President

Jennifer M. Constine                                                    --                                 --
Vice President

L. Earl Denney                                                          --                                 --
Managing Director

Charles B. Leonard                                                      --                                 --
Managing Director

Agnes G. Pampush                                                        --                                 --
Managing Director

Neil J. Powers                                                          --                                 --
Managing Director

Boyce G. Reid                                                           --                                 --
Vice President

Ronald H. Schwartz                                                      --                                 --
Managing Director

Garrett P. Smith                                                        --                                 --
Managing Director

David E. West                                                           --                                 --
Managing Director

                                                              C-6


Robert S. Bowman                                                        --                                 --
Vice President

Casey C. Brogdon                                                        --                                 --
Managing Director

Robert W. Corner                                                        --                                 --
Vice President

James E. Kofron                                                         --                                 --
Vice President

Kimberly C. Maichle                                                     --                                 --
Vice President

E. Sonny Surkin                                                         --                                 --
Vice President

David S. Yealy                                                          --                                 --
Managing Director

Frances J. Aylor                                                        --                                 --
Vice President

Edward E. Best                                                          --                                 --
Managing Director

Neil L. Halpert                                                         --                                 --
Vice President

Christian G. Koch                                                       --                                 --
Vice President

Daniel J. Lewis                                                         --                                 --
Vice President

R. Douglas Mitchell                                                     --                                 --
Vice President

Elizabeth G. Pola                                                       --                                 --
Managing Director

Celia S. Stanley                                                        --                                 --
Vice President

Natalie Wright                                                          --                                 --
Vice President

Stephen M. Yarbrough                                                    --                                 --
Managing Director

Douglas J. Farmer                                                       --                                 --
Vice President

James G. McKinley, III                                                  --                                 --
Vice President

Christine Y. Keefe                                                      --                                 --
Vice President


James B. Mallory                                                        --                                 --
Vice President

Jeff Vogelbacker                                                        --                                 --
First Vice President


Item 27.  Principal Underwriters:

(a)      Furnish the name of each investment company (other than the Registrant)
         for  which  each  principal  underwriter  currently   distributing  the
         securities  of the  Registrant  also acts as a  principal  underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:
         SEI Daily Income Trust                            July 15, 1982
         SEI Liquid Asset Trust                            November 29, 1982
         SEI Tax Exempt Trust                              December 3, 1982
         SEI Index Funds                                   July 10, 1985
         SEI Institutional Managed Trust                   January 22, 1987
         SEI Institutional International Trust             August 30, 1988
         The Advisors' Inner Circle Fund                   November 14, 1991
         The Pillar Funds                                  February 28, 1992
         STI Classic Funds                                     May 29, 1992
         First American Funds, Inc.                        November 1, 1992
         First American Investment Funds, Inc.             November 1, 1992
         The Arbor Fund                                    January 28, 1993
         Bishop Street Funds                               January 27, 1995
         STI Classic Variable Trust                        August 18, 1995
         ARK Funds                                         November 1, 1995
         Huntington Funds                                  January 11, 1996
         SEI Asset Allocation Trust                        April 1, 1996
         TIP Funds                                         April 28, 1996
         SEI Institutional Investments Trust               June 14, 1996
         First American Strategy Funds, Inc.               October 1, 1996
         HighMark Funds                                    February 15, 1997
         Armada Funds                                      March 8, 1997
         Expedition Funds                                  June 9, 1997
         Alpha Select Funds                                January 1, 1998
         Oak Associates Funds                              February 27, 1998
         The Nevis Fund, Inc.                              June 29, 1998
         CNI Charter Funds                                 April 1, 1999
         The Armada Advantage Fund                         May 1, 1999
         Amerindo Funds Inc.                               July 13, 1999
         Huntington VA Funds                               October 15, 1999
         Friends Ivory Funds                               December 16, 1999
         iShares Inc.                                      January 28, 2000
         SEI Insurance Products Trust                      March 29, 2000
         iShares Trust                                     April 25, 2000
         Pitcairn Funds                                    August 1, 2000
         First Omaha Funds, Inc.                           October 1, 2000
         JohnsonFamily Funds, Inc.                         November 1, 2000
         The MDL Funds                                     January 24, 2001

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                                              C-8

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and Offices
Name                       With Underwriter                                             With Registrant
----                       --------------------                                         --------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Leo J. Dolan, Jr.          Senior Vice President                                                 --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Hartland J. McKeown        Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M. McCullough    Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Cynthia M. Parrish         Vice President & Secretary                                            --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

Item 28.   Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a);  31a-1(b)(1),(4);  (2)(C) and (D); (4);
         (5); (6); (8); (9); (10);  (11);  and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         Trusco Capital Management
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management
         25 Park Place
         Atlanta, Georgia  30303

Item 29.   Management Services:  None.

Item 30.   Undertakings:  None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of July, 2001.


                                 By:            *
                                    -----------------------------------------
                                     James R. Foggo, President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.
             *                                               Trustee                    July 27, 2001
-----------------------------------------------------
         F. Wendell Gooch

             *                                               Trustee                    July 27, 2001
-----------------------------------------------------
         Wilton Looney

             *                                               Trustee                    July 27, 2001
-----------------------------------------------------
         Jonathan T. Walton

             *                                               Trustee                    July 27, 2001
-----------------------------------------------------
         James O. Robbins

             *                                               Trustee                    July 27, 2001
-----------------------------------------------------
         Thomas Gallagher

             *                                               President                  July 27, 2001
-----------------------------------------------------
         James R. Foggo

             *                                               Treasurer & Chief          July 27, 2001
-----------------------------------------------------
         Jennifer Spratley                                   Financial Officer



  * By:_/S/ Todd B. Cipperman
       -------------------------------------------
       Todd B. Cipperman, With Power of Attorney


                                  EXHIBIT INDEX

NUMBER            EXHIBIT

EX-99.A           Declaration  of Trust as  originally  filed with  Registrant's
                  Registration Statement on Form N-1A filed February 12, 1992 is
                  incorporated   herein   by   reference   to   Exhibit   1   of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.B           Amended  and  Restated  By-Laws,  as  approved by the Board of
                  Trustees  on  August  15,  2000,  are  incorporated  herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to
                  the Registrant's Registration Statement filed with the SEC via
                  EDGAR Accession No.0000935069-00-000528 on September 21, 2000.
EX-99.C           Not applicable.
EX-99.D1          Revised  Investment  Advisory  Agreement with Trusco Capital
                  Management,   Inc.  as  originally  filed  with   Registrant's
                  Post-Effective  Amendment  No.  5  filed  August  2,  1993  is
                  incorporated   herein  by   reference   to  Exhibit   5(c)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.D2          Investment  Advisory Agreement with American National Bank and
                  Trust   Company  as   originally   filed   with   Registrant's
                  Post-Effective  Amendment  No.  6 filed  October  22,  1993 is
                  incorporated   herein  by   reference   to  Exhibit   5(d)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3          Investment   Advisory  Agreement  with   Sun   Bank    Capital
                  Management,   National   Association   (now   Trusco   Capital
                  Management,   Inc.)  as  originally  filed  with  Registrant's
                  Post-Effective  Amendment  No.  6 filed  October  22,  1993 is
                  incorporated   herein  by   reference   to  Exhibit   5(e)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.D4          Investment Advisory Agreement with  Trust  Company  Bank  (now
                  Trusco  Capital  Management,  Inc.) as  originally  filed with
                  Registrant's  Post-Effective Amendment No. 6 filed October 22,
                  1993 is  incorporated  herein by  reference to Exhibit D(4) of
                  Post-Effective   Amendment   No.   24  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-98-028802 on July 30, 1998.
EX-99.D5          Revised   Schedule  A  to   the  Revised  Investment  Advisory
                  Agreement with Trusco Capital  Management,  Inc. dated May 24,
                  1999 is incorporated  herein by reference to the  Registrant's
                  Post-Effective   Amendment   No.   32  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0001047469-99-037088 on September 28, 1999.
EX-99.D6          Revised  Schedule  A  to   the   Revised  Investment  Advisory
                  Agreement with Trusco Capital  Management,  Inc. dated October
                  1,  1999  is   incorporated   herein  by   reference   to  the
                  Registrant's   Post-Effective   Amendment   No.   33  to   the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
EX-99.D7          Revised  Schedule  A  to  the  Revised  Investment  Advisory A
                  greement with Trusco Capital Management,  Inc. dated March 27,
                  2000 is incorporated  herein by reference to the  Registrant's
                  Post-Effective   Amendment   No.   35  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000916641-00-000365 on March 28, 2000.
EX-99.E           Distribution  Agreement  dated  May 26,  1992 is  incorporated herein by reference to Exhibit 6 of  Post-Effective  Amendment
                  No. 16 to the Registrant's  Registration  Statement filed with the  SEC  via  EDGAR  Accession  No.  0000912057-96-021336  on
                  September 27, 1996.
EX-99.F           Not applicable.
EX-99.G1          Custodian  Agreement with Trust Company Bank dated February 1,
                  1994  originally   filed  with   Registrant's   Post-Effective
                  Amendment  No. 13 filed  September  28,  1995 is  incorporated
                  herein  by  reference   to  Exhibit  8(b)  of   Post-Effective
                  Amendment No. 15 to the  Registrant's  Registration  Statement
                  filed    with    the   SEC    via    EDGAR    Accession    No.
                  0000912057-96-015938 on July 31, 1996.
EX-99.G2          Custodian   Agreement   with   the  Bank  of   California   is
                  incorporated   herein  by   reference   to  Exhibit   8(a)  of
                  Post-Effective   Amendment   No.   15  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-96-015938 on July 31, 1996.
EX-99.G3          Fourth  Amendment  to Custodian   Agreement by and between STI
                  Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated herein by reference to Exhibit

                  8(d) of  Post-Effective  Amendment No. 21 to the  Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000912057-97-032207 on September 30, 1997.
EX-99.H1          Transfer Agent Agreement with Federated Services Company dated
                  May 14, 1994 originally  filed with  Post-Effective  Amendment
                  No. 9 filed  September  22,  1994 is  incorporated  herein  by reference to Exhibit 8(c) of  Post-Effective  Amendment No. 15
                  to the Registrant's  Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2          Administration   Agreement   with  SEI  Financial   Management
                  Corporation  dated  May 29,  1995 is  incorporated  herein  by reference to the Registrant's  Post-Effective Amendment No. 32
                  to the Registrant's  Registration  Statement filed the SEC via
                  EDGAR  Accession  No.  0001047469-99-037088  on September  28,
                  1999.
EX-99.H3          Consent to Assignment  and  Assumption  of the  Administration
                  Agreement   between  STI  Classic   Funds  and  SEI  Financial
                  Management  Corporation is incorporated herein by reference to
                  Exhibit  9(b)  of  Post-Effective  Amendment  No.  21  to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession  No.  0000912057-97-032207  on September  30,
                  1997.
EX-99.I           Opinion  and  Consent of Counsel  is  incorporated  herein  by reference to Exhibit (i) of Post-Effective Amendment No. 37 to
                  the Registrant's Registration Statement filed with the SEC via
                  EDGAR  Accession  No.  0000912057-97-032207  on September  21,
                  2000.
EX-99.J           Not applicable.
EX-99.K           Not applicable.
EX-99.L           Not applicable.
EX-99.M1          Distribution  Plan - Investor Class is incorporated  herein by reference to Exhibit 15 of Post-Effective  Amendment No. 16 to
                  the Registrant's Registration Statement filed with the SEC via
                  EDGAR  Accession  No.  0000912057-96-021336  on September  27,
                  1996.
EX-99.M2          Distribution  and  Service  Agreement  relating to Flex Shares dated May 29,  1995 as  originally  filed with  Post-Effective
                  Amendment No. 12 filed August 17, 1995 is incorporated  herein by reference to Exhibit 15(a) of Post-Effective  Amendment No.
                  15 to the Registrant's  Registration  Statement filed with the
                  SEC via EDGAR Accession No.  0000912057-96-015938  on July 31,
                  1996.
EX-99.N1          Rule 18f-3  Plan is  incorporated   herein by   reference   to
                  Exhibit  (o)  of  Post-Effective   Amendment  No.  23  to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
EX-99.N2          Certificate of Class Designation  is incorporated  herein   by
                  reference to Exhibit (o)(1) of Post-Effective Amendment No. 27
                  to the Registrant's  Registration Statement filed with the SEC via  EDGAR  Accession  No.  0001047469-99-009731  on April 15,
                  1999.
EX-99.O           Powers of Attorney are  incorporated  herein by  reference  to
                  Exhibit  (o)  of  Post-Effective   Amendment  No.  37  to  the
                  Registrant's  Registration  Statement  filed  with the SEC via
                  EDGAR  Accession  No.  0000935069-00-000528  on September  21,
                  2001.
EX-99.P1          Code of Ethics for STI Classic Funds are  incorporated  herein by reference to Exhibit (p)(1) of Post-Effective Amendment No.
                  35 to the Registrant's  Registration  Statement filed with the
                  SEC via EDGAR Accession No.  0000916641-00-000365 on March 28,
                  2000.
EX-99.P2          Code of SEI Investments  Distribution  Company is incorporated herein  by  reference  to  Exhibit  (p)(2)  of  Post-Effective
                  Amendment No. 35 to the  Registrant's  Registration  Statement
                  filed    with    the   SEC    via    EDGAR    Accession    No.
                  0000916641-00-000365 on March 28, 2000.
EX-99.P3          Code  of  Ethics  for  Trusco  Capital  Management,  Inc.  are
                  incorporated   herein  by  reference  to  Exhibit   (p)(3)  of
                  Post-Effective   Amendment   No.   35  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000916641-00-000365 on March 28, 2000.
EX-99.P4          Code  of  Ethics  for  Trusco  Capital  Management,  Inc.,  as
                  approved  by the Board of  Trustees  on August 15,  2000,  are
                  incorporated   herein  by  reference  to  Exhibit   (p)(4)  of
                  Post-Effective   Amendment   No.   37  to   the   Registrant's
                  Registration  Statement filed with the SEC via EDGAR Accession
                  No. 0000935069-00-000528 on September 21, 2000.

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